First Trust Dow Jones International Internet ETF Expense Example, No Redemption - First Trust Dow Jones International Internet ETF - First Trust Dow Jones International Internet ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	$ 810